Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2016
Changes in Accumulated Other Comprehensive Income (Loss) by Component

AEP
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2016

	Cash Flow Hedges			Pension and OPEB
	Commodity	Interest Rate	Securities Available for Sale	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2015	$(5.2)	$(17.2)	$7.1	$139.9	$(251.7)	$(127.1)
Change in Fair Value Recognized in AOCI	(14.6)	—	1.3	—	(14.7)	(28.0)
Amount of (Gain) Loss Reclassified from AOCI
Generation & Marketing Revenues	(21.4)	—	—	—	—	(21.4)
Purchased Electricity for Resale	16.4	—	—	—	—	16.4
Interest Expense	—	2.4	—	—	—	2.4
Amortization of Prior Service Cost (Credit)	—	—	—	(19.4)	—	(19.4)
Amortization of Actuarial (Gains)/Losses	—	—	—	20.3	—	20.3
Reclassifications from AOCI, before Income Tax (Expense) Credit	(5.0)	2.4	—	0.9	—	(1.7)
Income Tax (Expense) Credit	(1.7)	0.9	—	0.3	—	(0.5)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(3.3)	1.5	—	0.6	—	(1.2)
Net Current Period Other Comprehensive Income (Loss)	(17.9)	1.5	1.3	0.6	(14.7)	(29.2)
Balance in AOCI as of December 31, 2016	$(23.1)	$(15.7)	$8.4	$140.5	$(266.4)	$(156.3)

AEP
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges			Pension and OPEB
	Commodity	Interest Rate	Securities Available for Sale	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$1.6	$(19.1)	$7.7	$138.7	$(232.0)	$(103.1)
Change in Fair Value Recognized in AOCI	5.6	—	(0.6)	—	(25.7)	(20.7)
Amount of (Gain) Loss Reclassified from AOCI
Generation & Marketing Revenues	(48.1)	—	—	—	—	(48.1)
Purchased Electricity for Resale	29.1	—	—	—	—	29.1
Interest Expense	—	2.9	—	—	—	2.9
Amortization of Prior Service Cost (Credit)	—	—	—	(19.5)	—	(19.5)
Amortization of Actuarial (Gains)/Losses	—	—	—	21.3	—	21.3
Reclassifications from AOCI, before Income Tax (Expense) Credit	(19.0)	2.9	—	1.8	—	(14.3)
Income Tax (Expense) Credit	(6.6)	1.0	—	0.6	—	(5.0)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(12.4)	1.9	—	1.2	—	(9.3)
Net Current Period Other Comprehensive Income (Loss)	(6.8)	1.9	(0.6)	1.2	(25.7)	(30.0)
Balance in AOCI as of Pension and OPEB Adjustment Related to Mitchell Plant	—	—	—	—	6.0	6.0
Balance in AOCI as of December 31, 2015	$(5.2)	$(17.2)	$7.1	$139.9	$(251.7)	$(127.1)

AEP
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges			Pension and OPEB
	Commodity	Interest Rate	Securities Available for Sale	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$0.2	$(23.0)	$6.8	$133.9	$(233.1)	$(115.2)
Change in Fair Value Recognized in AOCI	(9.8)	—	0.9	—	1.1	(7.8)
Amount of (Gain) Loss Reclassified from AOCI
Generation & Marketing Revenues	59.1	—	—	—	—	59.1
Purchased Electricity for Resale	(39.1)	—	—	—	—	(39.1)
Regulatory Assets/(Liabilities), Net (a)	(2.8)	—	—	—	—	(2.8)
Interest Expense	—	6.1	—	—	—	6.1
Amortization of Prior Service Cost (Credit)	—	—	—	(20.6)	—	(20.6)
Amortization of Actuarial (Gains)/Losses	—	—	—	28.0	—	28.0
Reclassifications from AOCI, before Income Tax (Expense) Credit	17.2	6.1	—	7.4	—	30.7
Income Tax (Expense) Credit	6.0	2.2	—	2.6	—	10.8
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	11.2	3.9	—	4.8	—	19.9
Net Current Period Other Comprehensive Income	1.4	3.9	0.9	4.8	1.1	12.1
Balance in AOCI as of December 31, 2014	$1.6	$(19.1)	$7.7	$138.7	$(232.0)	$(103.1)

(a)	Represents realized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Appalachian Power Co [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component

APCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2016

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2015	$—	$3.6	$17.4	$(23.8)	$(2.8)
Change in Fair Value Recognized in AOCI	—	—	—	(3.5)	(3.5)
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	—	(1.1)	—	—	(1.1)
Amortization of Prior Service Cost (Credit)	—	—	(5.1)	—	(5.1)
Amortization of Actuarial (Gains)/Losses	—	—	3.0	—	3.0
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	(1.1)	(2.1)	—	(3.2)
Income Tax (Expense) Credit	—	(0.4)	(0.7)	—	(1.1)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	(0.7)	(1.4)	—	(2.1)
Net Current Period Other Comprehensive Loss	—	(0.7)	(1.4)	(3.5)	(5.6)
Balance in AOCI as of December 31, 2016	$—	$2.9	$16.0	$(27.3)	$(8.4)

APCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$—	$3.9	$19.2	$(18.1)	$5.0
Change in Fair Value Recognized in AOCI	—	—	—	(5.7)	(5.7)
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	—	(0.4)	—	—	(0.4)
Amortization of Prior Service Cost (Credit)	—	—	(5.1)	—	(5.1)
Amortization of Actuarial (Gains)/Losses	—	—	2.3	—	2.3
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	(0.4)	(2.8)	—	(3.2)
Income Tax (Expense) Credit	—	(0.1)	(1.0)	—	(1.1)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	(0.3)	(1.8)	—	(2.1)
Net Current Period Other Comprehensive Loss	—	(0.3)	(1.8)	(5.7)	(7.8)
Balance in AOCI as of December 31, 2015	$—	$3.6	$17.4	$(23.8)	$(2.8)

APCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$0.1	$3.1	$20.5	$(20.8)	$2.9
Change in Fair Value Recognized in AOCI	1.7	—	—	2.7	4.4
Amount of (Gain) Loss Reclassified from AOCI
Purchased Electricity for Resale	(0.5)	—	—	—	(0.5)
Regulatory Assets/(Liabilities), Net (a)	(2.2)	—	—	—	(2.2)
Interest Expense	—	1.2	—	—	1.2
Amortization of Prior Service Cost (Credit)	—	—	(5.1)	—	(5.1)
Amortization of Actuarial (Gains)/Losses	—	—	3.1	—	3.1
Reclassifications from AOCI, before Income Tax (Expense) Credit	(2.7)	1.2	(2.0)	—	(3.5)
Income Tax (Expense) Credit	(0.9)	0.4	(0.7)	—	(1.2)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1.8)	0.8	(1.3)	—	(2.3)
Net Current Period Other Comprehensive Income (Loss)	(0.1)	0.8	(1.3)	2.7	2.1
Balance in AOCI as of December 31, 2014	$—	$3.9	$19.2	$(18.1)	$5.0

(a)	Represents realized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Indiana Michigan Power Co [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component

(a)	Represents realized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

I&M
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2016

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2015	$—	$(13.3)	$5.1	$(8.5)	$(16.7)
Change in Fair Value Recognized in AOCI	—	—	—	(0.8)	(0.8)
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	—	2.0	—	—	2.0
Amortization of Prior Service Cost (Credit)	—	—	(0.8)	—	(0.8)
Amortization of Actuarial (Gains)/Losses	—	—	0.8	—	0.8
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	2.0	—	—	2.0
Income Tax (Expense) Credit	—	0.7	—	—	0.7
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	1.3	—	—	1.3
Net Current Period Other Comprehensive Income (Loss)	—	1.3	—	(0.8)	0.5
Balance in AOCI as of December 31, 2016	$—	$(12.0)	$5.1	$(9.3)	$(16.2)

I&M
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$—	$(14.4)	$5.1	$(5.0)	$(14.3)
Change in Fair Value Recognized in AOCI	—	—	—	(3.5)	(3.5)
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	—	1.7	—	—	1.7
Amortization of Prior Service Cost (Credit)	—	—	(0.9)	—	(0.9)
Amortization of Actuarial (Gains)/Losses	—	—	0.9	—	0.9
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	1.7	—	—	1.7
Income Tax (Expense) Credit	—	0.6	—	—	0.6
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	1.1	—	—	1.1
Net Current Period Other Comprehensive Income (Loss)	—	1.1	—	(3.5)	(2.4)
Balance in AOCI as of December 31, 2015	$—	$(13.3)	$5.1	$(8.5)	$(16.7)

I&M
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$0.1	$(16.0)	$4.9	$(4.5)	$(15.5)
Change in Fair Value Recognized in AOCI	1.1	—	—	(0.5)	0.6
Amount of (Gain) Loss Reclassified from AOCI
Purchased Electricity for Resale	(0.8)	—	—	—	(0.8)
Regulatory Assets/(Liabilities), Net (a)	(1.0)	—	—	—	(1.0)
Interest Expense	—	2.4	—	—	2.4
Amortization of Prior Service Cost (Credit)	—	—	(0.8)	—	(0.8)
Amortization of Actuarial (Gains)/Losses	—	—	1.1	—	1.1
Reclassifications from AOCI, before Income Tax (Expense) Credit	(1.8)	2.4	0.3	—	0.9
Income Tax (Expense) Credit	(0.6)	0.8	0.1	—	0.3
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(1.2)	1.6	0.2	—	0.6
Net Current Period Other Comprehensive Income (Loss)	(0.1)	1.6	0.2	(0.5)	1.2
Balance in AOCI as of December 31, 2014	$—	$(14.4)	$5.1	$(5.0)	$(14.3)

Ohio Power Co [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component

(a)	Represents realized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

OPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2016

	Cash Flow Hedges
	Commodity	Interest Rate	Total
	(in millions)
Balance in AOCI as of December 31, 2015	$—	$4.3	$4.3
Change in Fair Value Recognized in AOCI	—	—	—
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	—	(1.9)	(1.9)
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	(1.9)	(1.9)
Income Tax (Expense) Credit	—	(0.6)	(0.6)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	(1.3)	(1.3)
Net Current Period Other Comprehensive Loss	—	(1.3)	(1.3)
Balance in AOCI as of December 31, 2016	$—	$3.0	$3.0

OPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$—	$5.6	$58.4	$(58.4)	$5.6
Change in Fair Value Recognized in AOCI	—	—	—	—	—
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	—	(2.0)	—	—	(2.0)
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	(2.0)	—	—	(2.0)
Income Tax (Expense) Credit	—	(0.7)	—	—	(0.7)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	(1.3)	—	—	(1.3)
Net Current Period Other Comprehensive Loss	—	(1.3)	—	—	(1.3)
Balance in AOCI as of December 31, 2015	$—	$4.3	$58.4	$(58.4)	$4.3

OPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$0.1	$7.0	$58.4	$(58.4)	$7.1
Change in Fair Value Recognized in AOCI	—	—	—	—	—
Amount of (Gain) Loss Reclassified from AOCI
Regulatory Assets/(Liabilities), Net (a)	(0.2)	—	—	—	(0.2)
Interest Expense	—	(2.1)	—	—	(2.1)
Reclassifications from AOCI, before Income Tax (Expense) Credit	(0.2)	(2.1)	—	—	(2.3)
Income Tax (Expense) Credit	(0.1)	(0.7)	—	—	(0.8)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(0.1)	(1.4)	—	—	(1.5)
Net Current Period Other Comprehensive Loss	(0.1)	(1.4)	—	—	(1.5)
Balance in AOCI as of December 31, 2014	$—	$5.6	$58.4	$(58.4)	$5.6

Public Service Co Of Oklahoma [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component

PSO
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2016

	Cash Flow Hedges
	Commodity	Interest Rate	Total
	(in millions)
Balance in AOCI as of December 31, 2015	$—	$4.2	$4.2
Change in Fair Value Recognized in AOCI	—	—	—
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	—	(1.2)	(1.2)
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	(1.2)	(1.2)
Income Tax (Expense) Credit	—	(0.4)	(0.4)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	(0.8)	(0.8)
Net Current Period Other Comprehensive Loss	—	(0.8)	(0.8)
Balance in AOCI as of December 31, 2016	$—	$3.4	$3.4

PSO
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges
	Commodity	Interest Rate	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$—	$5.0	$5.0
Change in Fair Value Recognized in AOCI	—	—	—
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	—	(1.2)	(1.2)
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	(1.2)	(1.2)
Income Tax (Expense) Credit	—	(0.4)	(0.4)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	(0.8)	(0.8)
Net Current Period Other Comprehensive Loss	—	(0.8)	(0.8)
Balance in AOCI as of December 31, 2015	$—	$4.2	$4.2

PSO
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges
	Commodity	Interest Rate	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$0.1	$5.7	$5.8
Change in Fair Value Recognized in AOCI	—	—	—
Amount of (Gain) Loss Reclassified from AOCI
Regulatory Assets/(Liabilities), Net (a)	(0.1)	—	(0.1)
Interest Expense	—	(1.1)	(1.1)
Reclassifications from AOCI, before Income Tax (Expense) Credit	(0.1)	(1.1)	(1.2)
Income Tax (Expense) Credit	—	(0.4)	(0.4)
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	(0.1)	(0.7)	(0.8)
Net Current Period Other Comprehensive Loss	(0.1)	(0.7)	(0.8)
Balance in AOCI as of December 31, 2014	$—	$5.0	$5.0

(a)	Represents realized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.

Southwestern Electric Power Co [Member]
Changes in Accumulated Other Comprehensive Income (Loss) by Component

SWEPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2016

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2015	$—	$(9.1)	$2.6	$(2.9)	$(9.4)
Change in Fair Value Recognized in AOCI	—	—	—	(1.0)	(1.0)
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	—	2.7	—	—	2.7
Amortization of Prior Service Cost (Credit)	—	—	(1.8)	—	(1.8)
Amortization of Actuarial (Gains)/Losses	—	—	0.7	—	0.7
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	2.7	(1.1)	—	1.6
Income Tax (Expense) Credit	—	1.0	(0.4)	—	0.6
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	1.7	(0.7)	—	1.0
Net Current Period Other Comprehensive Income (Loss)	—	1.7	(0.7)	(1.0)	—
Balance in AOCI as of December 31, 2016	$—	$(7.4)	$1.9	$(3.9)	$(9.4)

SWEPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2015

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2014	$—	$(11.1)	$3.6	$—	$(7.5)
Change in Fair Value Recognized in AOCI	—	—	—	(2.9)	(2.9)
Amount of (Gain) Loss Reclassified from AOCI
Interest Expense	—	3.1	—	—	3.1
Amortization of Prior Service Cost (Credit)	—	—	(1.9)	—	(1.9)
Amortization of Actuarial (Gains)/Losses	—	—	0.4	—	0.4
Reclassifications from AOCI, before Income Tax (Expense) Credit	—	3.1	(1.5)	—	1.6
Income Tax (Expense) Credit	—	1.1	(0.5)	—	0.6
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	2.0	(1.0)	—	1.0
Net Current Period Other Comprehensive Income (Loss)	—	2.0	(1.0)	(2.9)	(1.9)
Balance in AOCI as of December 31, 2015	$—	$(9.1)	$2.6	$(2.9)	$(9.4)

SWEPCo
Changes in Accumulated Other Comprehensive Income (Loss) by Component
For the Year Ended December 31, 2014

	Cash Flow Hedges		Pension and OPEB
	Commodity	Interest Rate	Amortization of Deferred Costs	Changes in Funded Status	Total
	(in millions)
Balance in AOCI as of December 31, 2013	$—	$(13.3)	$4.5	$0.3	$(8.5)
Change in Fair Value Recognized in AOCI	—	—	—	(0.3)	(0.3)
Amount of (Gain) Loss Reclassified from AOCI
Regulatory Assets/(Liabilities), Net (a)	(0.1)	—	—	—	(0.1)
Interest Expense	—	3.5	—	—	3.5
Amortization of Prior Service Cost (Credit)	—	—	(1.9)	—	(1.9)
Amortization of Actuarial (Gains)/Losses	—	—	0.5	—	0.5
Reclassifications from AOCI, before Income Tax (Expense) Credit	(0.1)	3.5	(1.4)	—	2.0
Income Tax (Expense) Credit	(0.1)	1.3	(0.5)	—	0.7
Reclassifications from AOCI, Net of Income Tax (Expense) Credit	—	2.2	(0.9)	—	1.3
Net Current Period Other Comprehensive Income (Loss)	—	2.2	(0.9)	(0.3)	1.0
Balance in AOCI as of December 31, 2014	$—	$(11.1)	$3.6	$—	$(7.5)

(a)	Represents realized gains and losses subject to regulatory accounting treatment recorded as either current or noncurrent on the balance sheets.